Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000046678 | Berkshire Hathaway8654087
Holdings [Line Items]
Percent of Total Investments	3.80%
C000046678 | JPMorgan Chase8654333
Holdings [Line Items]
Percent of Total Investments	3.40%
C000046678 | ExxonMobil8654231
Holdings [Line Items]
Percent of Total Investments	2.20%
C000046678 | Johnson & Johnson8654330
Holdings [Line Items]
Percent of Total Investments	2.10%
C000046678 | Wells Fargo8654581
Holdings [Line Items]
Percent of Total Investments	1.90%
C000046678 | AT&T8654072
Holdings [Line Items]
Percent of Total Investments	1.70%
C000046678 | Verizon Communications8654569
Holdings [Line Items]
Percent of Total Investments	1.60%
C000046678 | Cisco Systems8654138
Holdings [Line Items]
Percent of Total Investments	1.60%
C000046678 | Comcast8654155
Holdings [Line Items]
Percent of Total Investments	1.40%
C000046678 | Walmart8654575
Holdings [Line Items]
Percent of Total Investments	1.30%
C000046678 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000046678 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000046678 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000046678 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000046678 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000046678 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000046678 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000046678 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000046678 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000046678 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000046678 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000046678 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000142890 | Berkshire Hathaway8654087
Holdings [Line Items]
Percent of Total Investments	3.80%
C000142890 | JPMorgan Chase8654333
Holdings [Line Items]
Percent of Total Investments	3.40%
C000142890 | ExxonMobil8654231
Holdings [Line Items]
Percent of Total Investments	2.20%
C000142890 | Johnson & Johnson8654330
Holdings [Line Items]
Percent of Total Investments	2.10%
C000142890 | Wells Fargo8654581
Holdings [Line Items]
Percent of Total Investments	1.90%
C000142890 | AT&T8654072
Holdings [Line Items]
Percent of Total Investments	1.70%
C000142890 | Verizon Communications8654569
Holdings [Line Items]
Percent of Total Investments	1.60%
C000142890 | Cisco Systems8654138
Holdings [Line Items]
Percent of Total Investments	1.60%
C000142890 | Comcast8654155
Holdings [Line Items]
Percent of Total Investments	1.40%
C000142890 | Walmart8654575
Holdings [Line Items]
Percent of Total Investments	1.30%
C000142890 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000142890 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000142890 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000142890 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000142890 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000142890 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000142890 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000142890 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000142890 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000142890 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000142890 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000142890 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.30%